INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS - Segment's Revenue, Adjusted EBITDA, Expense (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Number of reportable segments | segment	3
Revenues:
Total revenues	$ 529.8	$ 91.5	$ 9.8
Adjusted EBITDA:
Total segment adjusted EBITDA loss	(64.9)	(226.3)	(240.7)
Operating Segments
Revenues:
Total revenues	535.7	97.4	17.8
Adjusted EBITDA:
Total segment adjusted EBITDA loss	(64.9)	(226.3)	(240.7)
Operating Segments | Nebius
Revenues:
Total revenues	480.3	68.3	9.6
Adjusted EBITDA:
Total segment adjusted EBITDA loss	59.0	(128.5)	(134.1)
Significant segment expenses:
Employee compensation expenses	195.0	136.3	107.1
Corporate Functions Expenses (excl. personnel costs)	71.9	24.4	17.2
Other costs and expenses	154.4	36.1	19.4
Total costs and expenses	421.3	196.8	143.7
Operating Segments | Avride
Revenues:
Total revenues	1.3	0.3
Adjusted EBITDA:
Total segment adjusted EBITDA loss	(82.7)	(67.0)	(69.6)
Significant segment expenses:
Employee compensation expenses	53.6	46.9	48.1
Other costs and expenses	30.4	20.4	21.5
Total costs and expenses	84.0	67.3	69.6
Operating Segments | TripleTen
Revenues:
Total revenues	54.1	28.8	8.2
Adjusted EBITDA:
Total segment adjusted EBITDA loss	(41.2)	(30.8)	(37.0)
Significant segment expenses:
Employee compensation expenses	38.2	26.4	21.6
Other costs and expenses	57.1	33.2	23.6
Total costs and expenses	95.3	59.6	45.2
Eliminations
Revenues:
Total revenues	$ (5.9)	$ (5.9)	$ (8.0)